Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
April 30, 2026
RW42-NPRT3-0626
1.867278.118
Bond Funds - 56.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	347,628	3,486,710
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	351,101	2,689,437
Fidelity Series Corporate Bond Fund (a)	330,364	3,088,908
Fidelity Series Emerging Markets Debt Fund (a)	29,600	254,854
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,698	63,898
Fidelity Series Floating Rate High Income Fund (a)	5,297	46,141
Fidelity Series Government Bond Index Fund (a)	570,238	5,194,867
Fidelity Series High Income Fund (a)	5,180	46,305
Fidelity Series International Credit Fund (a)	1,751	14,708
Fidelity Series International Developed Markets Bond Index Fund (a)	268,912	2,258,857
Fidelity Series Investment Grade Bond Fund (a)	473,932	4,781,971
Fidelity Series Investment Grade Securitized Fund (a)	316,031	2,869,563
Fidelity Series Long-Term Treasury Bond Index Fund (a)	275,396	1,454,091
Fidelity Series Real Estate Income Fund (a)	4,557	46,301
TOTAL BOND FUNDS (Cost $28,133,992)		26,296,611

Domestic Equity Funds - 21.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	90,538	2,249,874
Fidelity Series Commodity Strategy Fund (a)	2,872	336,730
Fidelity Series Large Cap Growth Index Fund (a)	47,747	1,437,666
Fidelity Series Large Cap Stock Fund (a)	54,465	1,564,790
Fidelity Series Large Cap Value Index Fund (a)	135,834	2,732,986
Fidelity Series Small Cap Core Fund (a)	28,166	436,011
Fidelity Series Small Cap Opportunities Fund (a)	14,402	271,760
Fidelity Series Value Discovery Fund (a)	53,539	964,775
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,485,357)		9,994,592

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	50,208	1,072,448
Fidelity Series Emerging Markets Fund (a)	47,130	679,618
Fidelity Series Emerging Markets Opportunities Fund (a)	92,087	2,717,474
Fidelity Series International Growth Fund (a)	68,884	1,397,658
Fidelity Series International Index Fund (a)	33,515	540,931
Fidelity Series International Small Cap Fund (a)	23,198	437,041
Fidelity Series International Value Fund (a)	84,007	1,395,356
Fidelity Series Overseas Fund (a)	89,878	1,395,804
Fidelity Series Select International Small Cap Fund (a)	3,107	47,103
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,991,472)		9,683,433

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	281	2,811
Fidelity Series Treasury Bill Index Fund (a)	24,898	247,732
TOTAL SHORT-TERM FUNDS (Cost $250,408)		250,543

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $96,662)	3.73	96,662	96,662

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $39,957,891)	46,321,841
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,231)
NET ASSETS - 100.0%	46,303,610

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,914,156	1,177,609	1,632,171	113,111	(4,843)	31,959	3,486,710	347,628
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,461,172	544,140	1,334,440	104,092	(252,399)	270,964	2,689,437	351,101
Fidelity Series Blue Chip Growth Fund	2,774,554	593,921	1,505,680	105,076	294,264	92,815	2,249,874	90,538
Fidelity Series Canada Fund	787,720	649,614	537,548	21,645	21,847	150,815	1,072,448	50,208
Fidelity Series Commodity Strategy Fund	126,036	309,759	186,552	3,827	20,822	66,665	336,730	2,872
Fidelity Series Corporate Bond Fund	3,744,154	847,282	1,500,381	135,251	(69,798)	67,651	3,088,908	330,364
Fidelity Series Emerging Markets Debt Fund	309,826	45,718	117,023	13,884	(4,714)	21,047	254,854	29,600
Fidelity Series Emerging Markets Debt Local Currency Fund	81,763	13,855	32,563	5,524	644	199	63,898	6,698
Fidelity Series Emerging Markets Fund	715,258	172,326	443,931	16,910	93,069	142,896	679,618	47,130
Fidelity Series Emerging Markets Opportunities Fund	2,864,256	740,083	1,769,436	70,017	306,359	576,212	2,717,474	92,087
Fidelity Series Floating Rate High Income Fund	55,408	12,507	20,879	3,124	(428)	(467)	46,141	5,297
Fidelity Series Government Bond Index Fund	6,168,559	1,627,777	2,595,988	178,435	(169,225)	163,744	5,194,867	570,238
Fidelity Series Government Money Market Fund	252,851	444,139	600,328	5,370	-	-	96,662	96,662
Fidelity Series High Income Fund	56,097	10,251	20,940	3,005	(282)	1,179	46,305	5,180
Fidelity Series International Credit Fund	14,283	460	-	461	-	(35)	14,708	1,751
Fidelity Series International Developed Markets Bond Index Fund	2,763,002	608,104	1,033,816	102,740	(79,549)	1,116	2,258,857	268,912
Fidelity Series International Growth Fund	1,747,936	485,786	935,473	126,661	84,805	14,604	1,397,658	68,884
Fidelity Series International Index Fund	659,019	137,372	353,580	20,275	84,068	14,052	540,931	33,515
Fidelity Series International Small Cap Fund	697,929	104,019	350,577	88,661	37,107	(51,437)	437,041	23,198
Fidelity Series International Value Fund	1,880,433	405,152	1,074,051	163,335	248,319	(64,497)	1,395,356	84,007
Fidelity Series Investment Grade Bond Fund	5,770,324	1,370,553	2,390,655	185,695	(133,228)	164,977	4,781,971	473,932
Fidelity Series Investment Grade Securitized Fund	3,558,281	723,561	1,482,252	119,875	(67,280)	137,253	2,869,563	316,031
Fidelity Series Large Cap Growth Index Fund	1,772,197	374,789	849,102	14,696	275,392	(135,610)	1,437,666	47,747
Fidelity Series Large Cap Stock Fund	1,635,823	570,566	775,930	166,317	97,890	36,441	1,564,790	54,465
Fidelity Series Large Cap Value Index Fund	3,302,408	607,842	1,661,271	113,869	340,778	143,229	2,732,986	135,834
Fidelity Series Long-Term Treasury Bond Index Fund	2,314,023	605,099	1,474,193	55,534	(279,716)	288,878	1,454,091	275,396
Fidelity Series Overseas Fund	1,749,703	464,174	817,728	133,481	120,941	(121,286)	1,395,804	89,878
Fidelity Series Real Estate Income Fund	55,059	11,386	20,449	2,282	(150)	455	46,301	4,557
Fidelity Series Select International Small Cap Fund	53,389	2,314	16,699	1,635	2,746	5,353	47,103	3,107
Fidelity Series Short-Term Credit Fund	2,723	100	-	100	-	(12)	2,811	281
Fidelity Series Small Cap Core Fund	734,654	20,879	484,029	4,690	56,759	107,748	436,011	28,166
Fidelity Series Small Cap Opportunities Fund	338,049	22,893	167,621	14,968	43,312	35,127	271,760	14,402
Fidelity Series Treasury Bill Index Fund	848,144	912,458	1,513,489	15,643	22	597	247,732	24,898
Fidelity Series Value Discovery Fund	1,180,974	258,209	605,979	96,340	61,979	69,592	964,775	53,539
	56,390,163	14,874,697	28,304,754	2,206,529	1,129,511	2,232,224	46,321,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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